--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- New Jersey Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-85.0%
           ARKANSAS-1.2%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98
           AMT VRDN
$   2,600  6/01/28 (b).............................  3.55%          $  2,600,000
                                                                    ------------
           ILLINOIS-0.3%
           Rock Island
           Metropolitan Airport
           (Elliot Aviation Project)
           Series '98
           AMT VRDN
      700  12/01/18 (b)............................  3.70                700,000
                                                                    ------------
           NEW JERSEY-67.2%
           Cumberland County
           GO BAN
           Series '98
    1,000  7/22/99.................................  3.65              1,000,055
           Essex County
           Improvement Authority
           (County Asset Sale
           Project)
           Series '95
           AMBAC VRDN
   10,000  12/01/25 (b)............................  3.40             10,000,000
           Gloucester County PCR
           (Mobil Oil Co.)
           VRDN
    2,400  12/01/03 (b)............................  3.05              2,400,000
           Jackson School District
           GO
           Series '99 FSA
    1,415  12/15/99................................  3.03              1,424,305
           Jefferson Township
           GO BAN
           Series '98B
    4,272  7/16/99.................................  3.65              4,271,888
           Jefferson Township
           GO BAN
           Series '99
    2,805  2/17/00.................................  2.98              2,809,651
           Jersey City BAN
           School Promissory Notes
           Series '98
    6,000  9/17/99.................................  3.44              6,007,059
           Jersey City BAN
           Promissory Notes
           Series '99
    3,000  3/02/00.................................  3.00              3,009,759
           Monmouth County
           Improvement Authority
           (Capital Equipment
           Pooled Lease)
           Series '97
    2,000  10/01/99................................  3.05              2,009,599
           Monmouth County
           Improvement Authority
           (Pooled Govt. Loan Prog.)
           VRDN
   10,150  8/01/16 (b).............................  3.20             10,150,000
           Morristown Township
           GO BAN
           Series '99
    8,000  5/03/00.................................  3.15              8,023,416
           New Jersey Economic
           Development Authority
           (Bergen Community
           Blood Center)
           Series '97 VRDN
    2,070  12/01/12 (b)............................  3.45              2,070,000
           New Jersey Economic
           Development Authority
           (Colonial Wire & Cable)
           Series B-1 AMT
           VRDN
    1,825  10/01/00 (b)............................  3.20              1,825,000
           New Jersey Economic
           Development Authority
           (Curtiss Wright Flight)
           VRDN
    2,047  1/01/02 (b).............................  3.35              2,047,000
           New Jersey Economic
           Development Authority
           (Economic Growth E-1)
           Series '94E AMT
           VRDN
    1,680  8/01/14 (b).............................  3.75              1,680,000
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series '94F VRDN
      650  8/01/14 (b).............................  3.45                650,000
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series '96C VRDN
    2,695  11/01/11 (b)............................  3.35              2,695,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series B AMT VRDN
$   2,425  8/01/04 (b).............................  3.75%          $  2,425,000
           New Jersey Economic
           Development Authority
           (Economic Growth-Kirker
           Ent.)
           Series '96 AMT VRDN
    1,750  1/01/05 (b).............................  3.50              1,750,000
           New Jersey Economic
           Development Authority
           (Economic Growth-Mona
           Industries)
           Series '96 AMT VRDN
    2,600  1/01/16 (b).............................  3.50              2,600,000
           New Jersey Economic
           Development Authority
           PCR
           (Fujinon Inc. Project)
           Series '86 VRDN
    2,000  3/01/01 (b).............................  4.40              2,000,000
           New Jersey Economic
           Development Authority
           PCR
           (Hoffman-LA Roche Inc.)
           VRDN
    2,800  2/01/05 (b).............................  3.70              2,800,000
           New Jersey Economic
           Development Authority
           (Job Haines Home Project)
           Series '98 VRDN
    2,000  2/01/28 (b).............................  3.25              2,000,000
           New Jersey Economic
           Development Authority
           (Kinder-Care Learning
           Centers)
           Series D VRDN
      390  10/01/00 (b)............................  3.65                390,000
           New Jersey Economic
           Development Authority
           (Market Transition
           Facilities Revenue)
           Series '94A MBIA
    5,000  7/01/99.................................  3.60              5,000,000
           New Jersey Economic
           Development Authority
           (Merck & Co.)
           Series '82 VRDN
    1,300  10/01/22 (b)............................  3.95              1,300,000
           New Jersey Economic
           Development Authority
           (Russ Berrie & Co., Inc.)
           Series '83 VRDN
    1,000  12/01/13 (b)............................  3.45              1,000,000
           New Jersey Economic
           Development Authority
           (Thermal Energy Ltd.)
           AMT VRDN
    6,500  12/01/31 (b)............................  3.30              6,500,000
           New Jersey GO
           (Princeton University)
           Series '96A
    2,000  7/15/00.................................  3.35              2,033,380
           New Jersey Health
           Care Facilities
           (Atlantic City Medical
           Center)
           Series '98A-1 VRDN
    4,500  7/01/28 (b).............................  3.40              4,500,000
           New Jersey Health
           Care Facilities
           (Christ Hospital)
           Series '98A-2 VRDN
    7,100  7/01/13 (b).............................  3.40              7,100,000
           New Jersey Health
           Care Facilities
           (Community Medical
           Center) Series '98 FSA
    1,100  7/01/99.................................  3.10              1,100,000
           New Jersey Health
           Care Facilities
           (Hospital Capital Asset
           Financing)
           Series '85B VRDN
    8,000  7/01/35 (b).............................  3.45              8,000,000
           New Jersey Health
           Care Facilities
           (Hospital Capital Asset
           Financing)
           Series '85D VRDN
    2,000  7/01/35 (b).............................  3.45              2,000,000
           New Jersey Health
           Care Facilities
           (St. Barnabas Medical
           Center)
           Series '98A MBIA
    2,010  7/01/99.................................  3.50              2,010,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           New Jersey Health
           Care Facilities
           (United Methodist Homes)
           Series '98 A-6
           AMT VRDN
$   3,700  7/01/07 (b).............................  3.40%          $  3,700,000
           New Jersey State
           Turnpike Authority
           (Turnpike Revenue)
           Series '91D FGIC
           VRDN
   12,400  1/01/18 (b).............................  3.10             12,400,000
           New Jersey Wastewater
           Treatment Trust
           Series '96 C MBIA
    1,485  5/15/00.................................  3.25              1,522,979
           Pleasantville Central
           School District GO
           Series '98 MBIA
    1,000  2/15/00.................................  2.98              1,010,859
           Salem County Pollution
           Control
           (Dupont Corp.)
           Series '82A VRDN
    2,400  3/01/12 (b).............................  3.30              2,400,000
           Sussex County
           GO BAN
           Series '99
    7,000  6/29/00.................................  3.40              7,023,531
           Westwood GO BAN
           Series '98B
    3,727  8/16/99.................................  3.60              3,727,904
                                                                    ------------
                                                                     148,366,385
                                                                    ------------
           NEW YORK-5.2%
           New York State HFA
           (101 West End Avenue
           Project)
           Series '99A AMT
           VRDN
    4,000  11/01/31 (b)............................  3.30              4,000,000
           Port Authority of
           New York and
           New Jersey
           (Versatile Structure)
           OB-6 AMT VRDN
    7,500  12/01/17 (b)............................  3.65              7,500,000
                                                                    ------------
                                                                      11,500,000
                                                                    ------------
           OHIO-0.9%
           Ohio Air Authority
           (JMG Funding
           Partnership)
           Series '94B AMT
           VRDN
    2,000  4/01/28 (b).............................  3.45              2,000,000
                                                                    ------------
           PUERTO RICO-2.7%
           Puerto Rico Industrial,
           Medical, Higher
           Education & Environment
           (Ana G. Mendez Educ.
           Foundation Project)
           VRDN
    5,900  12/01/15 (b)............................  3.20              5,900,000
                                                                    ------------
           SOUTH CAROLINA-2.3%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT
           VRDN
    5,000  4/01/30 (b).............................  3.55              5,000,000
                                                                    ------------
           TEXAS-2.5%
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '93 AMT VRDN
    1,700  5/01/23 (b).............................  3.60              1,700,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '97 AMT VRDN
    1,000  5/01/27 (b).............................  3.60              1,000,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '98 AMT VRDN
    2,900  3/01/28 (b).............................  3.60              2,900,000
                                                                    ------------
                                                                       5,600,000
                                                                    ------------
           UTAH-1.8%
           Utah HFA SFMR
           Series '99 2 AMT
           VRDN
    4,000  7/01/32 (b).............................  2.95              4,000,000
                                                                    ------------

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           WASHINGTON-0.9%
           Port of Port Angeles IDA
           (Daishowa America
           Project)
           Series '92 AMT VRDN
$   2,000  12/01/07 (b)...........................  3.55%          $  2,000,000
                                                                   ------------
           Total Municipal Bonds
           (amortized cost
           $187,666,385)..........................                  187,666,385
                                                                   ------------
           COMMERCIAL PAPER-15.1%
           NEW JERSEY-5.8%
           New Jersey Economic
           Development Authority
           (Chamber Cogeneration)
           Series '91 AMT
    5,000  9/15/99................................  3.10              5,000,000
           New Jersey Economic
           Development Authority
           (Keystone Project)
           Series '92 AMT
    3,800  7/14/99................................  3.25              3,800,000
           Salem County
           Financing Authority
           PCR
           (Philadelphia Electric)
           Series '93A AMT
    4,000  9/08/99................................  2.90              4,000,000
                                                                   ------------
                                                                     12,800,000
                                                                   ------------
           NEW YORK-4.4%
           Port Authority of New
           York and New Jersey
           AMT
    4,985  8/11/99................................  2.95              4,985,000
    4,690  9/09/99................................  3.05              4,690,000
                                                                   ------------
                                                                      9,675,000
                                                                   ------------
           PUERTO RICO-4.9%
           Puerto Rico Government
           Development Bank
    4,000  9/09/99................................  3.10              4,000,000
    6,959  8/19/99................................  3.15              6,959,000
                                                                   ------------
                                                                     10,959,000
                                                                   ------------
           Total Commercial Paper
           (amortized cost
           $33,434,000)...........................                   33,434,000
                                                                   ------------
           TOTAL INVESTMENTS-100.1%
           (amortized cost
           $221,100,385)..........................                  221,100,385
           Other assets less
           liabilities-(0.1%).....................                     (235,009)
                                                                   ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           220,861,658 shares
           outstanding)...........................                 $220,865,376
                                                                   ============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      BAN     Bond Anticipation Note
      FGIC    Financial Guaranty Insurance Company
      FSA     Financial Security Assurance
      GO      General Obligation
      HFA     Housing Finance Agency/Authority
      IDA     Industrial Development Agency/Authority
      MBIA    Municipal Bond Investors Assurance
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999         Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                  $ 6,385,573
EXPENSES
   Advisory fee (Note B) ........................................   $ 1,009,275
   Distribution assistance and administrative service (Note C) ..       919,510
   Transfer agency (Note B) .....................................       113,047
   Custodian fees ...............................................        73,516
   Registration fees ............................................        32,743
   Printing .....................................................        22,358
   Audit and legal fees .........................................        13,065
   Trustees' fees ...............................................         2,161
   Amortization of organization expense .........................         1,225
   Miscellaneous ................................................         9,753
                                                                    -----------
   Total expenses ...............................................     2,196,653
   Less: expense reimbursement ..................................      (178,102)
                                                                    -----------
   Net expenses .................................................                    2,018,551
                                                                                   -----------
   Net investment income ........................................                    4,367,022
                                                                                   -----------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions .................                        5,000
                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                  $ 4,372,022
                                                                                   ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

                                                        Year Ended       Year Ended
                                                      June 30, 1999    June 30, 1998
                                                      -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..........................   $   4,367,022    $   3,736,914
   Net realized gain on investment transactions ...           5,000               -0-
                                                      -------------    -------------
   Net increase in net assets from operations .....       4,372,022        3,736,914
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..........................      (4,367,022)      (3,736,914)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..........................      69,243,011       28,038,111
                                                      -------------    -------------
   Total increase .................................      69,248,011       28,038,111
NET ASSETS
   Beginning of year ..............................     151,617,365      123,579,254
                                                      -------------    -------------
   End of year ....................................   $ 220,865,376    $ 151,617,365
                                                      =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through February, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $178,102.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $48,997 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $824 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $504,638. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $414,872, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $220,861,658. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                   ------------    ------------
Shares sold ....................................    531,409,514     580,716,424
Shares issued on reinvestments of dividends ....      4,367,022       3,736,914
Shares redeemed ................................   (466,533,525)   (556,415,227)
                                                   ------------    ------------
Net increase ...................................     69,243,011      28,038,111
                                                   ============    ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                Year Ended June 30,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net asset value, beginning of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income From Investment Operations
Net investment income (a) ..............................       .022         .026         .027         .028         .029
                                                           --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...................      (.022)       (.026)       (.027)       (.028)       (.029)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (b) ...       2.21%        2.67%        2.72%        2.89%        2.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ................   $220,865     $151,617     $123,579     $ 98,098     $ 74,133
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .........       1.00%         .94%         .85%         .82%         .74%
   Expenses, before waivers and reimbursements .........       1.09%        1.07%        1.12%        1.19%        1.29%
   Net investment income (a) ...........................       2.16%        2.63%        2.68%        2.84%        2.98%

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT     Alliance Municipal Trust - New Jersey Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - New Jersey Portfolio

We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

Alliance Municipal Trust - New Jersey Portfolio                -----------------
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Yields. For current recorded yield information on Alliance       New York, NY
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(800) 251-0539 and press the following sequence of keys:       -----------------

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Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJAR699